Note 15 - Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Employee cost liabilities	$ 1,105	$ 860
Other liabilities	129	67
Total other payables	$ 1,234	$ 927